Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary Of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives of property, plant and equipment
The estimated useful life is as follows:

In Years
Buildings	15 - 30
Technical equipment and machinery (1)	5 - 35
Dikes and evaporating ponds (2)	20 - 43
Other	3 - 10

(1)  Mainly 35 years

(2)  Mainly 43 years

Schedule of estimated useful lives of intangible assets
The estimated useful life is as follows:

In Years
Concessions and mining rights – over the remaining duration of the rights granted
Trademarks	15 - 20
Technology / patents	7 - 20
Customer relationships	15 - 25
Computer applications	3 - 10